Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Net income (loss)	$ (6,361,265)	$ 32,547,000	$ (1,531,491)	$ (129,598,000)
Other comprehensive loss, net of taxes:
Unrealized gains on available-for-sale securities		1,000		308,000
Cumulative translation adjustment		4,000		(231,000)
Total other comprehensive income (loss), net of taxes		5,000		77,000
Comprehensive income (loss)		$ 32,552,000		$ (129,521,000)
Heliogen, Inc. [Member]
Net income (loss)	(6,359,000)		(15,225,000)
Other comprehensive loss, net of taxes:
Unrealized gains on available-for-sale securities			1,000
Cumulative translation adjustment	(27,000)		(2,000)
Total other comprehensive income (loss), net of taxes	(27,000)		(1,000)
Comprehensive income (loss)	$ (6,386,000)		$ (15,226,000)